Note 4 - Accounts Receivable (Details) - Accounts Receivable (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012		Oct. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	$ 29,484		$ 46,663
Allowance for doubtful accounts	(28)		(175)
Accounts receivable	29,456	29,456	46,488		46,488
Other receivables(a)	1,706		11,179	[1]
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	$ 27,778		$ 35,484

[1]	Other receivables as of October 31, 2012, include a one-time settlement receivable of $8.3 million related to certain litigation matters.